Cash Flow Adjustments and Changes in Working Capital - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	£ 3,500	£ 26,462	£ 17,007
Repayment of borrowings	(23,547)	(36,768)	(3,462)
Cash received	1,784	147	2,924
Grant income	(819)	(1,633)	(1,691)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	19,764	29,465	15,443
Proceeds from borrowings	3,500	26,462	17,007
Repayment of borrowings	(23,547)	(36,768)	(3,462)
Non-cash foreign exchange	304	605	276
Non-cash other	0	0	201
End of the year	21	19,764	29,465
Grant received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	(816)	664	(532)
Cash received	1,786	148	2,924
Grant income	(819)	(1,633)	(1,691)
Non-cash foreign exchange	(24)	5	(37)
Non-cash other	0	0	0
End of the year	£ 127	£ (816)	£ 664